Income taxes (Tables) - Starry, Inc [Member]	12 Months Ended
Dec. 31, 2021
Schedule Of Company's Deferred Tax Assets
The significant components of the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows:

	2021	2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$134,609	$86,964
Research and development tax credits	6,531	5,269
Debt	2,884	—
Capitalized research and development costs	1,588	1,911
Payroll tax deferral	337	655
Reserves and accruals	705	354
Other	104	108

Total deferred tax assets	146,758	95,261
Deferred tax liabilities:
Fixed Assets - Depreciation	(3,743)	(1,815)
Other	(224)	(622)

Total deferred tax liabilities	(3,967)	(2,437)
Valuation allowance	(142,791)	(92,824)

Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax expense computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory rate of 21%	21.0%	21.0%
State taxes	9.0	6.8
Research & development credits	0.5	1.0
Other	(0.5)	(1.0)
Change in valuation allowance	(30.0)	(27.8)

Effective tax rate	0.0%	0.0%